Expense Example - Multi-Asset Fund	I 1 Year	I 3 Years	I 5 Years	I 10 Years	N 1 Year	N 3 Years	N 5 Years	N 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	101	350	618	1,383	126	425	746	1,656	91	318	564	1,268